Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	June 2020
Payment Date	7/15/2020
Transaction Month	13
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,142,066,659.36	40,029		56.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,000,000.00	2.386630%		July 15, 2020
Class A-2a Notes	$220,000,000.00	2.35%		February 15, 2022
Class A-2b Notes	$126,020,000.00	0.42475%	*	February 15, 2022
Class A-3 Notes	$346,060,000.00	2.23%		October 15, 2023
Class A-4 Notes	$105,020,000.00	2.24%		October 15, 2024
Class B Notes	$31,580,000.00	2.40%		November 15, 2024
Class C Notes	$21,060,000.00	2.58%		December 15, 2025
Total	$1,052,740,000.00
		* One-month LIBOR + 0.24%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,236,405.63

Principal:
Principal Collections	$18,068,216.67
Prepayments in Full	$9,037,335.47
Liquidation Proceeds	$597,120.89
Recoveries	$6,767.26
Sub Total	$27,709,440.29
Collections	$29,945,845.92

Purchase Amounts:
Purchase Amounts Related to Principal	$83,285.98
Purchase Amounts Related to Interest	$248.15
Sub Total	$83,534.13

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$30,029,380.05

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	June 2020
Payment Date	7/15/2020
Transaction Month	13
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$30,029,380.05
Servicing Fee	$635,120.45	$635,120.45	$0.00	$0.00	$29,394,259.60
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$29,394,259.60
Interest - Class A-2a Notes	$213,136.39	$213,136.39	$0.00	$0.00	$29,181,123.21
Interest - Class A-2b Notes	$22,066.83	$22,066.83	$0.00	$0.00	$29,159,056.38
Interest - Class A-3 Notes	$643,094.83	$643,094.83	$0.00	$0.00	$28,515,961.55
Interest - Class A-4 Notes	$196,037.33	$196,037.33	$0.00	$0.00	$28,319,924.22
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,319,924.22
Interest - Class B Notes	$63,160.00	$63,160.00	$0.00	$0.00	$28,256,764.22
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,256,764.22
Interest - Class C Notes	$45,279.00	$45,279.00	$0.00	$0.00	$28,211,485.22
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$28,211,485.22
Regular Principal Payment	$25,332,097.00	$25,332,097.00	$0.00	$0.00	$2,879,388.22
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,879,388.22
Residual Released to Depositor	$0.00	$2,879,388.22	$0.00	$0.00	$0.00
Total		$30,029,380.05

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$25,332,097.00
Total					$25,332,097.00
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
Original	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$16,106,182.71	$73.21	$213,136.39	$0.97	$16,319,319.10	$74.18
Class A-2b Notes	$9,225,914.29	$73.21	$22,066.83	$0.18	$9,247,981.12	$73.39
Class A-3 Notes	$0.00	$0.00	$643,094.83	$1.86	$643,094.83	$1.86
Class A-4 Notes	$0.00	$0.00	$196,037.33	$1.87	$196,037.33	$1.87
Class B Notes	$0.00	$0.00	$63,160.00	$2.00	$63,160.00	$2.00
Class C Notes	$0.00	$0.00	$45,279.00	$2.15	$45,279.00	$2.15
Total	$25,332,097.00	$24.06	$1,182,774.38	$1.12	$26,514,871.38	$25.18

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	June 2020
Payment Date	7/15/2020
Transaction Month	13

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$108,835,602.22	0.4947073	$92,729,419.51	0.4214974
Class A-2b Notes	$62,343,011.77	0.4947073	$53,117,097.48	0.4214974
Class A-3 Notes	$346,060,000.00	1.0000000	$346,060,000.00	1.0000000
Class A-4 Notes	$105,020,000.00	1.0000000	$105,020,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,060,000.00	1.0000000	$21,060,000.00	1.0000000
Total	$674,898,613.99	0.6410877	$649,566,516.99	0.6170246

Pool Information
Weighted Average APR	3.117%	3.109%
Weighted Average Remaining Term	46.85	46.04
Number of Receivables Outstanding	31,648	30,987
Pool Balance	$762,144,537.30	$734,061,843.69
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$704,754,281.84	$679,000,944.44
Pool Factor	0.6673380	0.6427487

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,928.54
Yield Supplement Overcollateralization Amount	$55,060,899.25
Targeted Overcollateralization Amount	$84,495,326.70
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$84,495,326.70

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,928.54
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,928.54
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,928.54

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	June 2020
Payment Date	7/15/2020
Transaction Month	13
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		73	$296,734.60
(Recoveries)		11	$6,767.26
Net Loss for Current Collection Period			$289,967.34
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4566%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3587%
Second Prior Collection Period			0.0588%
Prior Collection Period			0.0926%
Current Collection Period			0.4651%
Four Month Average (Current and Prior Three Collection Periods)			0.2438%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		784	$2,800,163.86
(Cumulative Recoveries)			$233,787.39
Cumulative Net Loss for All Collection Periods			$2,566,376.47
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2247%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,571.64
Average Net Loss for Receivables that have experienced a Realized Loss			$3,273.44

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.80%	197	$5,850,366.15
61-90 Days Delinquent	0.12%	28	$870,788.76
91-120 Days Delinquent	0.04%	8	$317,868.83
Over 120 Days Delinquent	0.08%	20	$601,757.12
Total Delinquent Receivables	1.04%	253	$7,640,780.86

Repossession Inventory:
Repossessed in the Current Collection Period		17	$422,088.11
Total Repossessed Inventory		38	$1,022,343.28

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2014%
Prior Collection Period			0.1738%
Current Collection Period			0.1807%
Three Month Average			0.1853%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2439%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	June 2020
Payment Date	7/15/2020
Transaction Month	13

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer